SCHEDULE I - SUMMARY OF INVESTMENTS OTHER THAN INVESTMENTS IN RELATED PARTIES	12 Months Ended
Dec. 31, 2020
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Abstract]
SCHEDULE I - SUMMARY OF INVESTMENTS OTHER THAN INVESTMENTS IN RELATED PARTIES
SCHEDULE I - SUMMARY OF INVESTMENTS
OTHER THAN INVESTMENTS IN RELATED PARTIES
DECEMBER 31, 2020

($ in thousands)	Cost/ amortized cost	Fair value	Amount shown in the Balance Sheet
Type of investment
Fixed maturities:
Bonds:
United States government, government agencies and authorities	$134,490	$144,905	$144,905
States, municipalities and political subdivisions	402,728	544,553	544,553
Foreign governments	67,435	72,087	72,087
Public utilities	683,019	789,742	789,742
All other corporate bonds	3,002,491	3,363,985	3,363,985
Mortgage-backed securities	3,329	3,602	3,602
Total fixed maturities	4,293,492	$4,918,874	4,918,874

Equity securities:
Common stocks:
Public utilities	4,299	$5,794	5,794
Banks, trusts and insurance companies	19,835	27,477	27,477
Industrial, miscellaneous and all other	156,462	215,930	215,930
Nonredeemable preferred stocks	1,665	2,236	2,236
Total equity securities	182,261	$251,437	251,437

Mortgage loans on real estate (none acquired in satisfaction of debt)	621,702	$660,862	621,702
Policy loans	37,294		37,294
Derivative instruments	8,097	$8,097	8,097
Limited partnership interests	343,251		343,251
Short-term investments	132,970	$133,045	133,045
Total investments	$5,619,067		$6,313,700